Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	Composition of property and equipment, grouped by major classifications, is as follows:
	December 31
	2023	2022
Cost:	$75	$67
Computers
Laboratory and electronic equipment	—	274
Office furniture	2	2
Communication equipment	3	3
Leasehold improvements	56	52
	$136	$398
Accumulated depreciation:
Computers	55	41
Laboratory and electronic equipment	—	179
Office furniture	2	1
Communication equipment	3	3
Leasehold improvements	27	15
	$87	$239
Property and equipment, net	$49	$159